Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Communication Services: 0.7%
209,808	(1)	Imax Corp.	$3,296,084	0.7

		Consumer Discretionary: 12.2%
67,508	(1)	Academy Sports & Outdoors, Inc.	2,988,579	0.7
99,034	(1),(2)	Bloomin Brands, Inc.	2,653,121	0.6
43,190	(1)	Boyd Gaming Corp.	2,650,570	0.6
24,583	(1)	Bright Horizons Family Solutions, Inc.	3,583,218	0.8
30,350	(1)	CROCS, Inc.	4,334,587	1.0
110,354		Dana, Inc.	2,566,834	0.6
6,879	(1)	Deckers Outdoor Corp.	2,878,518	0.7
39,552	(1)	Golden Entertainment, Inc.	1,887,421	0.4
113,666	(1)	Hayward Holdings, Inc.	2,381,303	0.5
36,778		Kontoor Brands, Inc.	1,984,541	0.5
67,945		La-Z-Boy, Inc.	2,378,754	0.5
32,549		LCI Industries	4,610,891	1.1
171,088	(1)	Leslie's, Inc.	4,126,643	0.9
68,114	(1)	Lindblad Expeditions Holdings, Inc.	1,001,957	0.2
7,532		Lithia Motors, Inc.	2,495,352	0.6
23,296	(1)	Marriott Vacations Worldwide Corp.	3,483,917	0.8
188,204	(1)	Modine Manufacturing Co.	2,341,258	0.5
41,691	(1)	Six Flags Entertainment Corp.	1,761,028	0.4
47,154		Winnebago Industries	3,282,861	0.8
			53,391,353	12.2

		Consumer Staples: 2.1%
5,334		Casey's General Stores, Inc.	1,091,123	0.2
121,220	(1)	elf Beauty, Inc.	3,751,759	0.9
90,193	(1)	Performance Food Group Co.	4,529,492	1.0
			9,372,374	2.1

		Energy: 2.9%
168,527		APA Corp.	3,282,906	0.8
58,711		Bonanza Creek Energy, Inc.	2,282,684	0.5
70,382	(1)	Dril-Quip, Inc.	1,710,282	0.4
261,868		Marathon Oil Corp.	3,076,949	0.7
45,278	(1)	Renewable Energy Group, Inc.	2,192,361	0.5
			12,545,182	2.9

		Financials: 17.6%
98,270		Atlantic Union Bankshares Corp.	3,635,990	0.8
72,645		BankUnited, Inc.	3,053,269	0.7
24,545		Capstar Financial Holdings, Inc.	516,427	0.1
79,403		ConnectOne Bancorp, Inc.	2,271,720	0.5
36,760		Cowen, Inc.	1,324,831	0.3
191,870		Eastern Bankshares, Inc.	3,795,189	0.9
158,465		First Horizon Corp.	2,597,241	0.6
97,187	(1)	Focus Financial Partners, Inc.	5,042,062	1.2
58,922	(1)	Green Dot Corp.	3,078,085	0.7
115,057		OFG Bancorp	2,739,507	0.6
42,987		Origin Bancorp, Inc.	1,768,915	0.4
85,390		Pacific Premier Bancorp, Inc.	3,412,185	0.8
30,993	(1)	Palomar Holdings, Inc.	2,783,172	0.6
38,289		Pinnacle Financial Partners, Inc.	3,710,970	0.9
50,282		PJT Partners, Inc.	3,971,272	0.9
25,745		Primerica, Inc.	3,937,440	0.9
75,347		PROG Holdings, Inc.	3,565,420	0.8
157,084		Provident Financial Services, Inc.	3,466,844	0.8
36,632		RLI Corp.	4,001,313	0.9
94,407	(1),(2)	Ryan Specialty Group Holdings, Inc.	3,106,934	0.7
13,680		Signature Bank	3,547,635	0.8
40,635		South State Corp.	2,786,748	0.6
37,484		Stifel Financial Corp.	2,590,144	0.6
24,020	(1)	Texas Capital Bancshares, Inc.	1,630,923	0.4
47,065		Western Alliance Bancorp.	4,591,661	1.1
			76,925,897	17.6

		Health Care: 17.1%
67,529	(1)	Acadia Healthcare Co., Inc.	4,465,017	1.0
31,186	(1)	Addus HomeCare Corp.	2,804,245	0.6
65,846	(1),(2)	Akouos, Inc.	782,909	0.2
105,638	(1)	Amicus Therapeutics, Inc.	1,203,217	0.3
26,870	(1)	AMN Healthcare Services, Inc.	3,050,282	0.7
23,799	(1)	Arena Pharmaceuticals, Inc.	1,259,443	0.3
35,432	(1)	Arrowhead Pharmaceuticals, Inc.	2,378,196	0.5
24,503	(1)	Arvinas, Inc.	2,112,404	0.5
21,426	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	2,811,948	0.6
13,989	(1)	Blueprint Medicines Corp.	1,304,754	0.3
3,919	(1)	Dicerna Pharmaceuticals, Inc.	80,653	0.0
63,678		Encompass Health Corp.	4,995,539	1.1
45,448		Ensign Group, Inc.	3,711,738	0.9
72,629	(1)	Envista Holdings Corp.	3,107,795	0.7
34,636	(1)	Fate Therapeutics, Inc.	2,537,087	0.6
38,540	(1)	Haemonetics Corp.	2,418,385	0.6
34,082	(1)	Ideaya Biosciences, Inc.	800,927	0.2
53,463	(1)	Insmed, Inc.	1,499,103	0.3
37,785	(1)	Integer Holdings Corp.	3,732,780	0.9
28,315	(1)	ModivCare, Inc.	5,585,417	1.3
30,959	(1)	Natera, Inc.	3,666,474	0.8
30,933	(1)	Omnicell, Inc.	4,802,967	1.1
57,425	(1)	Progyny, Inc.	3,208,335	0.7
42,053	(1)	Rocket Pharmaceuticals, Inc.	1,438,633	0.3
98,908		Select Medical Holdings Corp.	3,419,250	0.8
125,926	(1)	Sotera Health Co.	3,080,150	0.7

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
50,288	(1)	Syneos Health, Inc.	$4,665,721	1.1
			74,923,369	17.1

		Industrials: 17.1%
129,963	(1)	ACV Auctions, Inc.	2,652,545	0.6
136,101	(1)	Air Transport Services Group, Inc.	3,727,806	0.9
21,975		Alamo Group, Inc.	3,406,345	0.8
23,271	(1)	Alaska Air Group, Inc.	1,334,359	0.3
55,894		Altra Industrial Motion Corp.	3,273,153	0.8
20,477	(1)	ASGN, Inc.	2,297,315	0.5
30,966		Barrett Business Services, Inc.	2,399,865	0.6
51,032	(1)	Builders FirstSource, Inc.	2,719,495	0.6
58,943	(1)	Casella Waste Systems, Inc.	4,361,193	1.0
25,350		Curtiss-Wright Corp.	3,087,123	0.7
32,691		EMCOR Group, Inc.	3,971,956	0.9
32,087		EnerSys	2,714,239	0.6
22,273	(1)	GXO Logistics, Inc.	1,821,709	0.4
73,096		Heidrick & Struggles International, Inc.	3,159,209	0.7
95,239		Hillenbrand, Inc.	4,420,994	1.0
31,822		ICF International, Inc.	2,980,449	0.7
32,245		John Bean Technologies Corp.	4,704,223	1.1
21,525		Regal Beloit Corp.	3,216,265	0.7
80,301	(1)	Shoals Technologies Group, Inc.	2,615,404	0.6
82,465	(1)	Sun Country Airlines Holdings, Inc.	2,671,041	0.6
94,193		Vertiv Holdings Co.	2,653,417	0.6
35,838		Werner Enterprises, Inc.	1,690,120	0.4
181,047	(1)	WillScot Mobile Mini Holdings Corp.	5,358,991	1.2
29,499		Woodward, Inc.	3,567,609	0.8
			74,804,825	17.1

		Information Technology: 16.0%
200,109		Absolute Software Corp.	2,449,334	0.6
58,736	(1)	ACI Worldwide, Inc.	1,893,061	0.4
127,629	(1)	Avaya Holdings Corp.	2,574,277	0.6
37,921		Badger Meter, Inc.	4,060,960	0.9
66,377	(1)	Box, Inc.	1,711,199	0.4
35,429	(1)	Commvault Systems, Inc.	2,868,686	0.6
22,224	(1)	Concentrix Corp.	3,853,419	0.9
269,951	(1)	Diebold Nixdorf, Inc.	2,937,067	0.7
22,014	(1)	Envestnet, Inc.	1,758,258	0.4
21,007	(1)	Euronet Worldwide, Inc.	2,798,763	0.6
59,669		EVERTEC, Inc.	2,759,691	0.6
268,576	(1)	Harmonic, Inc.	2,481,642	0.6
88,064	(1)	Intapp, Inc.	3,214,336	0.7
40,853	(1)	Itron, Inc.	3,432,061	0.8
27,579	(1)	j2 Global, Inc.	3,797,628	0.9
159,131	(1)	Knowles Corp.	3,182,620	0.7
44,696	(1)	Onto Innovation, Inc.	3,313,315	0.8
40,478		Power Integrations, Inc.	4,397,530	1.0
32,638	(1)	Q2 Holdings, Inc.	2,875,082	0.7
39,163	(1)	Shift4 Payments, Inc.	3,356,661	0.8
70,571	(1)	SMART Global Holdings, Inc.	3,419,871	0.8
61,540		Switch, Inc.	1,526,807	0.3
56,443	(1)	Ultra Clean Holdings, Inc.	2,609,924	0.6
185,372	(1)	Vonage Holdings Corp.	2,613,745	0.6
			69,885,937	16.0

		Materials: 4.8%
72,387		Avient Corp.	3,770,639	0.9
66,573	(1),(2)	Cleveland-Cliffs, Inc.	1,562,468	0.3
79,468		Commercial Metals Co.	2,592,246	0.6
168,388		Glatfelter Corp.	2,660,530	0.6
45,022	(1)	Ingevity Corp.	3,619,319	0.8
22,073		Minerals Technologies, Inc.	1,735,821	0.4
39,523		Sensient Technologies Corp.	3,432,572	0.8
55,473	(1)	Summit Materials, Inc.	1,867,776	0.4
			21,241,371	4.8

		Real Estate: 6.2%
84,985		Acadia Realty Trust	1,803,382	0.4
98,189		American Assets Trust, Inc.	3,909,886	0.9
145,116	(1)	Chatham Lodging Trust	1,741,392	0.4
77,787		CubeSmart	4,161,604	1.0
180,573	(1)	Cushman & Wakefield PLC	3,275,594	0.8
141,553		Easterly Government Properties, Inc.	3,024,988	0.7
62,102		EPR Properties	3,151,677	0.7
87,570		Kite Realty Group Trust	1,774,168	0.4
27,674	(1)	Ryman Hospitality Properties	2,298,879	0.5
110,250	(1)	Xenia Hotels & Resorts, Inc.	1,920,555	0.4
			27,062,125	6.2

		Utilities: 1.7%
46,534		Black Hills Corp.	3,272,736	0.8
26,514		NorthWestern Corp.	1,686,291	0.4
46,149		Portland General Electric Co.	2,369,751	0.5
			7,328,778	1.7

	Total Common Stock
	(Cost $403,056,840)		430,777,295	98.4

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Repurchase Agreements: 1.0%
1,052,166	(3) Daiwa Capital Markets, Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $1,052,167, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,073,209, due 12/09/21-09/01/51)	$1,052,166	0.2
311,913	(3) Deutsche Bank Securities Inc., Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $311,913, collateralized by various U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $318,151, due 04/08/22-06/20/51)	311,913	0.1
1,052,166	(3) MUFG Securities America Inc., Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $1,052,167, collateralized by various U.S. Government Agency Obligations, 1.808%-5.500%, Market Value plus accrued interest $1,073,209, due 06/01/33-07/01/51)	1,052,166	0.2
1,052,166	(3) National Bank Financial, Repurchase Agreement dated 08/31/21, 0.13%, due 09/01/21 (Repurchase Amount $1,052,170, collateralized by various U.S. Government Securities, 0.000%-6.250%, Market Value plus accrued interest $1,073,210, due 09/01/21-09/09/49)	1,052,166	0.3
1,052,166	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $1,052,167, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $1,073,209, due 09/09/21-08/20/51)	1,052,166	0.2

	Total Repurchase Agreements
	(Cost $4,520,577)	4,520,577	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
7,661,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $7,661,000)	7,661,000	1.8

	Total Short-Term Investments
	(Cost $12,181,577)	12,181,577	2.8

	Total Investments in Securities (Cost $415,238,417)	$442,958,872	101.2
	Liabilities in Excess of Other Assets	(5,357,490)	(1.2)
	Net Assets	$437,601,382	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2021.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$430,777,295	$–	$–	$430,777,295
Short-Term Investments	7,661,000	4,520,577	–	12,181,577
Total Investments, at fair value	$438,438,295	$4,520,577	$–	$442,958,872

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $415,821,570.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$46,954,798
Gross Unrealized Depreciation	(19,817,512)
Net Unrealized Appreciation	$27,137,286